DEBT	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

Short and Long-Term Debt

Short-term debt is defined as debt with principal maturities of one year or less from the balance sheet date; long-term debt has maturities greater than one year, in addition to loans that have matured and remain unpaid.

The following is a summary of our indebtedness as of June 30, 2024:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,385,004	$2,385,004	$-	0.00 - 10.00%	2019 - 2021
Matured loan advances	332,800	332,800	-	0.00 - 10.00%	2016 - 2018
Convertible notes	5,021,891	5,021,891	-	15%	September, 2024
Less: debt discount to convertible notes	(5,007,305)	(5,007,305)	-		September, 2024
Total Debt	$2,732,390	$2,732,390	$-

The following is a summary of our indebtedness as of September 30, 2023:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,398,881	$2,398,881	$-	0.00 - 10.00%	2019 - 2021
Real estate note	5,000,000	5,000,000	-	8.99%	2024
Matured loan advances	332,800	332,800	-	0.00 - 10.00%	2016 – 2018
Less: debt discount	(270,189)	(270,189)	-
Total Debt	$7,461,492	$7,461,492	$-

Scheduled Debt Maturities

The following are scheduled debt maturities as of June 30, 2024:

	Year Ended September 30,
	2024 (3 months)	2025	2026	2027	2028	Total
Total Debt due (excluding debt discount)	$7,739,695	$-	$-	$-	$-	$7,739,695

Accrued interest

As of June 30, 2024 and September 30, 2023, accrued interest on outstanding notes payable was $1,751,479 and $1,548,723, respectively.

Non-convertible promissory note (terminated)

On December 18, 2023, Mullen entered into a Debt Agreement to issue a non-convertible secured promissory note (the “Note”) with a principal amount of $50 million, purchased for $32 million, reflecting an $18 million original issue discount. The issuance of this non-convertible Note was expected on the first trading day when all closing conditions are met. The Note contemplated 10% annual interest, escalating to 18% post-Event of Default. It would mature three months post-issuance. The Note’s terms allowed for accelerated repayment upon default, requiring the Company to pay the principal, accrued interest, and other due amounts. The Note was supposed to be secured by the Company’s assets and impose restrictions on the Company, limiting additional debt, asset liens, stock repurchases, outstanding debt repayment, and affiliate transactions, except for specified exceptions. It mandated prepayment of the principal from net proceeds of any subsequent financing. The funds contemplated by the Debt Agreement have not been received, and on May 7, 2024, the Debt Agreement was terminated.

The $18 million original issue discount was considered a settlement cost related to a dispute over financings that occurred during the fiscal year ending September 30, 2023. The costs have been accrued as of September 30, 2023. Since the loss is no longer probable, the accrual was credited to “Settlements and penalties” of the operating expenses (see Note 16—Operating Expenses) in the quarter ending June 30, 2024.

Series D Convertible Notes

On November 14, 2022, the Company entered into Amendment No. 3 (“Amendment No. 3”) to the June 7, 2022, Securities Purchase Agreement (as amended, the “Series D SPA”). The investors paid $150 million. Instead of receiving shares of Series D Preferred Stock and warrants, they received notes convertible into shares of the Company’s common stock (“Notes”) and warrants.

Amendment No. 3 further provided that the remaining $90 million of the commitment amount will be paid in the first half of 2023 in two tranches. The purchase price per share of Series D Preferred Stock would be the lower of (i) $1.27 ($28,575 after reverse stock splits, see Note 1 - Description of Business and Basis of Presentation), the closing price of the Company’s stock on the date the Securities Purchase Agreement was executed, or (ii) the closing price of the common stock on the trading day immediately preceding the respective purchase date, subject to a floor price of $0.10 per share. For no additional consideration, for every share of Series D Preferred Stock purchased, investors received warrants to purchase shares of common stock equal to 185% of the number of shares of Series D Preferred Stock purchased by the investors at an exercise price equal to the purchase price for shares of Series D Preferred Stock (the warrants also permit cashless exercise). The Company exercised its right and received these investments in April and June 2023, see Note 8 - Warrants and Other Derivative Liabilities and Fair Value Measurements.

On November 15, 2022, the Company issued the unsecured convertible Notes aggregating $150,000,000 in lieu of Series D Preferred Stock. The Notes bore interest at 15% and were convertible into shares of common stock either: (A) at the option of the noteholder at the lower of (i) $0.303 (to be adjusted to stock splits); or (ii) the closing price of our common stock on January 3, 2023; or (B) mandatorily on November 21, 2022, at the lower of (i) $0.303 ($6,818 after reverse stock splits, see Note 1 – Description of Business and Basis of Presentation); or (ii) the closing price of our common stock on November 18, 2022, provided adequate unissued authorized shares were available. For each share issued upon conversion, the holders were entitled to 1.85 times as many five-year warrants with an exercise price equal to the conversion price for the Notes.

As a result, and since the Company had an insufficient number of authorized shares available to settle potential future warrant exercises, the Company recognized a derivative liability of $244,510,164 for the warrants with a corresponding increase in debt discount of $150,000,000 and interest expense of $94,510,164 (presented combined in the Statement of Operations as “Other financing costs - initial recognition of derivative liabilities”). The debt discount was amortized over the term of the Note through the date the convertible notes were mandatorily convertible. Accordingly, the entire amount was expensed in the first quarter of the year ended September 30, 2023. On November 21, 2022, the principal of $59,402,877 was mandatorily converted into 9,815 shares of common stock.

On December 23, 2022, the Company defaulted on the Notes by not having sufficient authorized shares to allow for both the Notes to be fully converted and the warrants to be exercised. On January 13, 2023, the Company entered into a Settlement Agreement and Release in which investors waived the default prior to February 1, 2023. In exchange, the Company granted the investors the right to purchase additional shares of Series D Preferred Stock and warrants in an amount equal to such investor’s pro rata portion of $10 million. This right expired on June 30, 2023.

In February 2023, the holders converted the remaining balance of the Notes (with the principal of $90,362,418) and accrued interest (in the amount of $3,456,941) into 13,762 shares of common stock. See Note 8—Warrants and Other Derivative Liabilities and Fair Value Measurements regarding warrants issued upon conversion of these Notes.

$50 Million Senior Secured Convertible Notes and Warrants

On May 14, 2024, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors for the sale of Senior Secured Convertible Notes (“Convertible Notes”) and five-year warrants exercisable for shares of common stock (the “Warrants”). Upon execution of the Securities Purchase Agreement, investors purchased an initial aggregate principal amount of $13.2 million, or $12.5 million, including the 5% original issue discount, of Convertible Notes (the “Initial Notes”), and also received Warrants exercisable for an aggregate of 4,793,402 shares of common stock (the “Initial Warrants”). Investors were also obligated to purchase an additional principal amount of $39.5 million, or $37.5 million including the 5% original issue discount, of Convertible Notes and related Warrants if (i) the Company has sufficient authorized shares of common stock available to cover 250% of the shares of common stock underlying the conversion of the Convertible Notes and exercise of the Warrants, (ii) the common stock has an average daily trading volume of $3 million in the previous ten (10) trading days, (iii) a registration statement covering the shares of common stock underlying the conversion of the Convertible Notes and exercise of the Warrants has been declared effective, (iv) the Company has obtained stockholder approval of the issuance of the Convertible Notes and Warrants in compliance with Nasdaq Listing Rule 5635(d), and (v) the Company is in compliance with the continued listing standards of the Nasdaq Capital Market. Such additional Convertible Notes and Warrants were issued in July 2024.

The Convertible Notes accrue interest at 15%, including a 5% Original Issue Discount, and mature in four months from the date of issuance. Upon any event of default, the interest rate automatically increases to 20% per annum. The outstanding principal and accrued but unpaid interest on the Convertible Notes may be converted by the holder into shares of common stock at the lower of (i) $5.49, (ii) 95% of the closing sale price of the common stock on the date that the Company’s registration statement on Form S-1 is declared effective (i.e. $3.61), or (iii) 95% of the lowest daily volume weighted average price in the five (5) trading days prior to such conversion date, provided that the conversion price will not be less than $1.16 per share.

As security for payment of the amounts due and payable under the Convertible Notes, the Company collaterally assigned and granted to the holders a continuing security interest in all of the Company’s right, title, and interest in, to, and under the property of the Company, whether then or hereafter owned, existing, acquired or arising and wherever then or hereafter located (subject to certain exceptions). The Convertible Notes are senior in right of payment to all other current and future notes to which the Company is a party. The Convertible Notes also impose restrictions on the Company, limiting additional debt, asset liens, stock repurchases, outstanding debt repayment, dividends distribution, and affiliate transactions, except for specified exceptions.

In connection with the issuance of the Convertible Notes, the holders also received 5-year warrants exercisable for 200% of the shares of common stock underlying such Convertible Notes at an exercise price equal to 105% of the closing sale price of the common stock on the execution date (i.e., $6.07), subject to further adjustment. The Warrants also provide for cashless exercise pursuant to which the holder will receive upon exercise a “net number” of shares of common stock determined according to the following formula:

Net Number = (A x B) / C

For purposes of the foregoing formula:

A= The total number of shares with respect to which the Warrant is then being exercised.

B= The Black Scholes Value (as described below).

C= The lower of the two Closing Bid Prices of the common stock in the two days prior the time of such exercise (as such Closing Bid Price is defined therein), but in any event not less than $0.10.

For purposes of the cashless exercise, “Black Scholes Value” means the Black Scholes value of an option for one share of common stock at the date of the applicable cashless exercise. As such, the Black Scholes value is determined and calculated using the Black Scholes Option Pricing Model obtained from the “OV” function on Bloomberg utilizing (i) an underlying price per share equal to the Exercise Price, as adjusted (i.e., $6.07), (ii) a risk-free interest rate corresponding to the U.S. Treasury rate, (iii) a strike price equal to the Exercise Price in effect at the time of the applicable Cashless Exercise (i.e., $6.07), (iv) expected volatility equal to 135%, and (v) a deemed remaining term of the Warrant of five years (regardless of the actual remaining term of the Warrant).

The Company will have the option to require the holders to exercise the Warrants for cash if, at any time, the following conditions are met: (i) the registration statement covering the securities has been declared effective is effective and available for the resale of the securities and no stop-order has been issued nor has the SEC suspended or withdrawn the effectiveness of the registration statement; (ii) the Company is not in violation of any of the rules, regulations or requirements of, and has no knowledge of any facts or circumstances that could reasonably lead to suspension in the foreseeable future on, the principal market; and (iii) the VWAP for each trading day during the 10 trading day period immediately preceding the date on which the Company elects to exercise this option is 250% above the exercise price.

The Convertible Notes and Warrants are not convertible by a holder to the extent that the holder or any of its affiliates would beneficially own in excess of 9.9% of the common stock.

The Company and the investors also executed a registration rights agreement, pursuant to which the Company agreed to file a registration statement within five days following the closing of the Securities Purchase Agreement. Such registration statement registered for resale by the selling stockholders listed therein, up to 20,000,000 shares of common stock issuable upon exercise of the Initial Notes and the Initial Warrants, and was declared effective on May 29, 2024. In the event that (i) sales cannot be made pursuant to the registration statement or the prospectus contained therein is not properly available for any reason for more than five consecutive calendar days or more than an aggregate of 10 calendar days during any 12-month period or (ii) a registration statement is not effective for any reason, or the prospectus contained therein is not properly available for use for any reason, and the Company fails to file with the SEC any required reports under the Exchange Act, then the Company has agreed (unless the Registrable Securities are freely tradable pursuant to Rule 144) to make payments to each investor as liquidated damages in an amount equal to 1.5% of such investor’s total committed purchase price for the registrable securities affected by such failure and an additional 1.5% on every 30 day anniversary, with a maximum of 12 payments (except with respect to clause (ii). Such payments will bear interest at the rate of 10% per month (prorated for partial months) until paid in full and may be paid in shares of common stock at the option of the Company.

For a period beginning on May 14, 2024, and ending on the one-year anniversary from the later of (i) the date registration statements registering the shares issuable upon conversion of all of the Convertible Notes and exercise of all the Warrants is declared effective or (ii) the date the Company has obtained stockholder approval for the transaction, the investors have the right, but not the obligation, to purchase an additional $52.6 million of 5% Original Issue Discount Senior Secured Convertible Notes and related Warrants on the same terms and conditions as provided in the Securities Purchase Agreement.

The exercise price and number of shares issuable upon conversion of the Convertible Notes or exercise of the Warrants, as applicable, will further be adjusted upon the occurrence of certain events, and holders will be allowed to participate in certain issuances and distributions (subject to certain limitations and restrictions), including certain stock dividends and splits, dilutive issuances of additional common stock, and dilutive issuances of, or changes in option price or rate of conversion of, options or convertible securities, as well as the issuance of purchase rights or distributions of assets during restricted period. “Restricted period” means the period commencing on the purchase date and ending on the earlier of (i) the date immediately following the 90th day after a registration statement registering for the securities has been declared effective by the SEC and (ii) the 90th day after the securities purchased are saleable under Rule 144 without the requirement for current public information and without volume or manner of sale limitations.

The Convertible Notes and Warrants also provide for certain purchase rights whereby if the Company grants, issues, or sells any options, convertible securities, or rights to purchase stock, warrants, securities, or other property pro rata to the record holders of any class of common stock, then the holder will be entitled to acquire such purchase rights which the holder could have acquired if the holder had held the number of shares of common stock acquirable upon complete exercise of the Warrant.

On May 14, 2024, upon execution of the Securities Purchase Agreement, the investors purchased an initial aggregate principal amount of $13.2 million, or $12.5 million, including the 5% original issue discount, of Notes and also received 4,793,402 Warrants.

These warrant liabilities were recognized as liabilities due to requirements of ASC 480 as the variable number of shares to be issued upon cashless exercise (deemed the predominant exercise option) was based predominantly on a fixed monetary value. At each warrant exercise date and each accounting period end, the warrant liability for the remaining unexercised warrants is carried forward subsequently at fair value and the gain or loss from revaluation is recorded within the line item “Gain/(loss) on other warrants revaluation”. The fair value of the warrants is based on the fair value of the shares they are exercisable into. Upon initial recognition, the warrant liability fair value was $25.9 million. Additionally, we recognized derivative liabilities for $0.5 upon execution of the contract (the company’s obligations upon an event of default not connected clearly and closely with general debt obligations). The resulting discount to the carrying amount of the Convertible Notes ($13.2 million) will be amortized over the life of the note and recognized as interest expense under the effective interest method during the 4 months ending September 30, 2024. Excess of initial fair value of warrants over the amount of cash proceeds for $13.7 million is presented in the consolidated statement of operations as “Other financing costs - initial recognition of warrants”.

In May 2024, $8.1 million of notes and accumulated interest were converted to 2,281,377 shares of the Company’s common stock.

As of June 30, 2024, the outstanding convertible notes amounted to $5.0 million (with a debt discount to convertible notes of $5.0 million) and were potentially convertible into 2,182,734 shares of common stock. Conversion of the notes depends on the lowest daily volume weighted average price of the Company’s common stock (“VWAP”). If the lowest daily VWAP in the five trading days prior to June 30, 2024 was $0.1 less, the Company, upon full conversion of outstanding notes, would potentially be liable to issue approximately 97,600 shares more. If the lowest daily VWAP in the five trading days prior to June 30, 2024 was $0.1 higher, the Company, upon full conversion of outstanding notes, would potentially be liable to issue approximately 81,500 shares less. The maximum number of shares that could theoretically be issued upon conversion of these notes was 4.6 million (if shareholders’ approval was obtained and the lowest daily VWAP in the five trading days before such conversion date decreased to or below $1.16).

Outstanding warrants in the amount of 4,793,402 with a carrying value of $25.8 million as of June 30, 2024, were potentially exercisable into 10,741,234 shares of common stock. Exercise of the warrants depends on closing bid price in the last 2 days. If the lowest closing bid price in the last 2 days prior to June 30, 2024 was $0.1 less, the Company, upon full exercise of outstanding warrants, would potentially be liable to issue approximately 469,000 shares more. If the lowest closing bid price in the last 2 days prior to June 30, 2024 was $0.1 higher, the Company, upon full exercise of outstanding warrants, would potentially be liable to issue approximately 431,400 shares less. The maximum number of shares that could theoretically be issued upon exercise of these warrants was 256.7 million (if shareholder approval was obtained and if the lowest closing bid price in the last 2 days before such date decreased to or below $0.1).

Only 17.8 million shares remained registered under S-1 as of June 30, 2024, and the Company has reached the limit of issuance of shares without appropriate approval from shareholders (20% limit established by NASDAQ).

The Convertible Notes were in technical default on the balance sheet date because the Company failed to obtain shareholders’ approval by June 28, 2024, as was required by the contract. This gave investors the right to demand immediate repayment of the outstanding notes. None of the investors utilized this right to accelerate payment. An increased interest rate of 20% was applied until the Company obtained shareholders’ approval for this transaction after the balance sheet date on July 9, 2024.

The Company also signed a commitment letter agreement with an investor for a total investment of $100 million through the issuance of Senior Secured Convertible Notes and Warrants. The Convertible Notes will accrue interest at 15%, include a 5% Original Issue Discount, and have a maturity of four months. They may be issued in eight tranches of $12.5 million over 13 months. The investor may receive a $4 million non-refundable commitment fee, payable in registered common stock. Other conditions are similar to those described above for the $50 million Financing Arrangement. The completion of this transaction remains contingent upon mutual consent and the execution of final documentation by both parties.

NOTE 7 – DEBT

Short and Long-Term Debt

Short-term debt is defined as debt with principal maturities of one year or less, long-term debt has maturities greater than one year.

The following is a summary of our indebtedness at September 30, 2023:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$2,398,881	$2,398,881	$-	0.00 - 10.00%	2019 - 2021
Real Estate note	5,000,000	5,000,000	-	8.99%	2023 - 2024
Loan advances	332,800	332,800	-	0.00 - 10.00%	2016 - 2018
Less: debt discount	(270,189)	(270,189)	-	NA	NA
Total Debt	$7,461,492	$7,461,492	$-

The following is a summary of our indebtedness at September 30, 2022:

Type of Debt	Net Carrying Value Unpaid Principal Balance	Current	Long-Term	Contractual Interest Rate	Contractual Maturity
Matured notes	$3,051,085	$3,051,085	$-	0.00 - 10.00%	2019 - 2021
Promissory notes	1,096,787	-	1,096,787	28.00%	2024
Real Estate note	5,247,612	247,612	5,000,000	5.0 - 8.99%	2023 - 2024
Loan advances	557,800	557,800	-	0.00 - 10.00%	2016 - 2018
Less: debt discount	(932,235)	-	(932,235)	NA	NA
Total Debt	$9,021,049	$3,856,497	$5,164,552

Scheduled Debt Maturities

The following are scheduled debt maturities as at September 30, 2023:

	Years Ended September 30,
	2023	2024	2025	2026	2027	Total
Total Debt	$2,717,804	$4,743,688	$-	$-	$-	$7,461,492

Notes and Advances

In November 2022, we issued convertible instruments with detachable warrants, resulting in the recognition of a debt discount, which is amortized to interest expense over the term of the relevant instrument. Debt discount on convertible notes with detachable warrants in the amount of $150,000,000 (see below) was presented in the statement of operations as “Other financing costs - initial recognition of derivative liabilities” and in the cash flow statement – in the line item “Initial recognition of derivative liabilities”.

The Company issued shares of common stock to certain creditors for the conversion of convertible notes, satisfaction of debt payments, and in settlement of indebtedness. For the year ended September 30, 2023, the carrying amount of indebtedness that was settled via issuance of shares of our common stock was $167,070,343 (this relates mainly to convertible notes issued in lieu of preferred stock and relevant interest, see below).

NuBridge Commercial Lending LLC Promissory Note

On March 7, 2022, the Company’s wholly owned subsidiary, Mullen Investment Properties, LLC, entered into a Promissory Note (the “Promissory Note”) with NuBridge Commercial Lending LLC for a principal amount of $5 million. The Promissory Note bears interest at a fixed rate of 8.99% per annum and the principal amount is due March 1, 2024. Collateral for the loan includes the title to the Company’s property at 1 Greentech Drive, Tunica, MS. Under the Promissory Note, prepaid interest and issuance costs of $1,157,209 were withheld from the principal and recorded as debt discount, which is being amortized over the term of the Promissory note. As of September 30, 2023, the remaining unamortized debt discount was $270,188.

Drawbridge and Amended A&R Note with Esousa

On October 14, 2022, the Company entered into an Amended and Restated Secured Convertible Note and Security Agreement (the “A&R Note”) with Esousa Holdings LLC (“Esousa”), including principal of $1,032,217 (net of debt discount of $64,570) and accrued interest of $316,127 along with the liability to issue 467 shares of common stock (having a then carrying value of $10,710,000) and an obligation to compensate for the losses from market value decline of shares were exchanged for a new convertible note payable with a face value of $12,945,914 and 1,022 shares of common stock (having a fair value of $5,524,600), resulting in a loss on extinguishment of $6,452,170. On November 1, 2022, the A&R Note payable to Esousa, inclusive of any accrued interest, was converted into 2,758 shares of common stock.

Convertible Notes

On November 14, 2022, the Company entered into Amendment No. 3 (“Amendment No. 3”) to the June 7, 2022, Securities Purchase Agreement (as amended, the “Series D SPA”). The investors paid $150 million and, in lieu of receiving shares of Series D Preferred Stock and warrants, the investors received notes convertible into shares of the Company’s common stock (“Notes”) and warrants.

Amendment No. 3 further provided that the remaining $90 million of the commitment amount will be paid in the first half of 2023 in two tranches. The purchase price per share of Series D Preferred Stock would be the lower of (i) $1.27 ($28,575 after reverse stock splits, see Note 1), the closing price of the Company’s stock on the date the Securities Purchase Agreement was executed, or (ii) the closing price of the common stock on the trading day immediately preceding the respective purchase date, subject to a floor price of $0.10 per share. For no additional consideration, for every share of Series D Preferred Stock purchased, investors received warrants to purchase shares of common stock equal to 185% of the number of shares of Series D Preferred Stock purchased by the investors at an exercise price equal to the purchase price for shares of Series D Preferred Stock (the warrants also permit cashless exercise). The Company exercised its right and received these investments in April and June 2023, see Note 8 Warrants and Other Derivative Liabilities and Fair Value Measurements.

On November 15, 2022, the Company issued the unsecured convertible Notes aggregating $150,000,000 in lieu of Series D Preferred Stock. The Notes bear interest at 15% and were convertible into shares of common stock either: (A) at the option of the noteholder at the lower of: (i) $0.303 (to be adjusted to stock splits); or (ii) the closing price of our common stock on January 3, 2023; or (B) mandatorily on November 21, 2022 at the lower of: (i) $0.303 ($6,818 after reverse stock splits, see Note 1); or (ii) the closing price of our common stock on November 18, 2022, provided adequate unissued authorized shares were available. For each share issued upon conversion, the holders were entitled to 1.85 times as many five-year warrants with an exercise price equal to the conversion price for the Notes.

As a result, and since the Company had an insufficient number of authorized shares available to settle potential future warrant exercises, the Company recognized a derivative liability of $244,510,164 for the warrants with a corresponding increase in debt discount of $150,000,000 and interest expense of $94,510,164 (presented combined in the Statement of Operations as “Other financing costs - initial recognition of derivative liabilities”). The debt discount was amortized over the term of the Note through the date the convertible notes were mandatorily convertible. Accordingly, the entire amount was expensed in the first quarter of the year ended September 30, 2022. On November 21, 2022, principal of $59,402,877 was mandatorily converted into 9,815 shares of common stock.

On December 23, 2022, the Company defaulted on the Notes by not having sufficient authorized shares to allow for both the Notes to be fully converted and the warrants to be exercised. On January 13, 2023, the Company entered into a Settlement Agreement and Release in which investors waived the default prior to February 1, 2023. In exchange, the Company granted the investors the right to purchase additional shares of Series D Preferred Stock and warrants in an amount equal to such investor’s pro rata portion of $10 million. This right expired on June 30, 2023.

During February 2023, the remaining balance of the Notes (with the principal of $90,362,418) and accrued interest (in amount of $3,456,941) were converted by the holders into 13,762 shares of common stock. See Note 8 Warrants and Other Derivative Liabilities and Fair Value Measurements with regards to warrants issued upon conversion of these Notes.

As of September 30, 2023 and 2022, accrued interest on outstanding notes payable was $1,548,723 and $1,374,925, respectively.